GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Payroll, consulting and benefits	$ 7,468	$ 4,867
Capital market	7,277	2,118
Office and administration	3,999	936
Professional and consulting fees	3,275	3,070
Business development	2,223	907
Investor relations	1,981	1,271
Marketing media	1,466	649
Listing fees	533	2,052
Total	$ 28,222	$ 15,870